SIGNIFICANT ACCOUNTING POLICIES (Schedule of Effect of Change on Consolidated Statement of Financial Position) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets - other receivables and prepaid expenses - Contract assets	₪ 1,254	₪ 2,009
Non-current assets - Costs to obtain contracts recognized in intangible assets, net – non-current assets	2,722	2,709
Deferred income tax asset	38	55
Current liabilities - other deferred revenues - Contract liabilities	1,150	1,811
Non-current liabilities - other non-current liabilities - Contract liabilities	1,420	1,473
Deferred revenues from Hot Mobile - Contract liabilities (current and non-current)	133	164
Equity	₪ 1,406	1,434	₪ 1,111	₪ 1,020
Previously accounting policy [Member]
Current assets - other receivables and prepaid expenses - Contract assets
Non-current assets - Costs to obtain contracts recognized in intangible assets, net – non-current assets
Deferred income tax asset		71
Current liabilities - other deferred revenues - Contract liabilities		36
Non-current liabilities - other non-current liabilities - Contract liabilities		6
Deferred revenues from Hot Mobile - Contract liabilities (current and non-current)		195
Equity		1,381
Effect of Change [Member]
Current assets - other receivables and prepaid expenses - Contract assets		2
Non-current assets - Costs to obtain contracts recognized in intangible assets, net – non-current assets		71
Deferred income tax asset		16
Current liabilities - other deferred revenues - Contract liabilities		4
Non-current liabilities - other non-current liabilities - Contract liabilities
Deferred revenues from Hot Mobile - Contract liabilities (current and non-current)
Equity		53
According to IFRS15 as reported [Member]
Current assets - other receivables and prepaid expenses - Contract assets		2
Non-current assets - Costs to obtain contracts recognized in intangible assets, net – non-current assets		71
Deferred income tax asset		55
Current liabilities - other deferred revenues - Contract liabilities		40
Non-current liabilities - other non-current liabilities - Contract liabilities		6
Deferred revenues from Hot Mobile - Contract liabilities (current and non-current)		195
Equity		₪ 1,434